ORGANIZATION AND BUSINESS BACKGROUND (Details 1)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2011	Sep. 07, 2007	Feb. 06, 2006
Gifted Time Holdings Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Gifted Time Holdings Limited (“GTH”)
Place of incorporation	BVI
Date of incorporation	Sep. 21, 2005
Equity method investment, ownership percentage			100.00%	100.00%
Principal activities	Investment holding
Gifted Time Holdings Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Gifted Time Holdings Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Clear Mind Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Clear Mind Limited (“Clear Mind”)
Place of incorporation	BVI
Date of incorporation	Nov. 29, 2007
Principal activities	Investment holding
Clear Mind Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Clear Mind Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
World Hope Enterprises Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	World Hope Enterprises Limited (“World Hope”)
Place of incorporation	Hong Kong
Date of incorporation	Sep. 17, 2007
Principal activities	Investment holding
World Hope Enterprises Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
World Hope Enterprises Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Beijing Helitong S&T Exploration Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Beijing Helitong Science & Technology Exploration Co., Ltd. (“Helitong”)
Place of incorporation	The People’s Republic of China (“PRC”)
Date of incorporation	Jan. 25, 2008
Principal activities	Investment holding
Beijing Helitong S&T Exploration Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Beijing Helitong S&T Exploration Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hollysys Group Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollysys Group Co., Ltd. (“Hollysys Group”)
Place of incorporation	PRC
Date of incorporation	Dec. 17, 2007
Principal activities	Investment holding
Hollysys Group Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollysys Group Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hollysys (Beijing) Investment Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment”)
Place of incorporation	PRC
Date of incorporation	Apr. 15, 2011
Principal activities	Investment management
Hollysys (Beijing) Investment Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollysys (Beijing) Investment Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Beijing Hollysys Automation Drive Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Beijing Hollysys Automation & Drive Co., Ltd. (“Hollysys A&D”)
Place of incorporation	PRC
Date of incorporation	May 13, 2008
Principal activities	Provision of integrated automation products and services
Beijing Hollysys Automation Drive Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Beijing Hollysys Automation Drive Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hangzhou Hollysys Automation Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”)
Place of incorporation	PRC
Date of incorporation	Sep. 24, 2003
Equity method investment, ownership percentage			60.00%
Principal activities	Provision of integrated automation products and services
Hangzhou Hollysys Automation Co., Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hangzhou Hollysys Automation Co., Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hangzhou Hollysys System Engineering Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)
Place of incorporation	PRC
Date of incorporation	Jul. 24, 2012
Principal activities	Provision of integrated automation products and services
Hangzhou Hollysys System Engineering Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Beijing Hollysys Electronics Technology Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Beijing Hollysys Electronics Technology Co., Ltd. (“Hollysys Electronics”)
Place of incorporation	PRC
Date of incorporation	Jun. 04, 2010
Principal activities	Manufacture components of automation products for members of Hollysys
Beijing Hollysys Electronics Technology Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Beijing Hollysys Electronics Technology Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Beijing Hollysys Co., Ltd. (“Beijing Hollysys”)
Place of incorporation	PRC
Date of incorporation	Sep. 25, 1996
Principal activities	Provision of integrated automation products and services
Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Xian Hollysys Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Xi’an Hollysys Co., Ltd. (“Xi'an Hollysys”)
Place of incorporation	PRC
Date of incorporation	Mar. 09, 2011
Principal activities	Research and development
Xian Hollysys Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Xian Hollysys Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hollysys International Pte Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollysys International Pte. Limited (“HI”)
Place of incorporation	Singapore
Date of incorporation	Jan. 10, 2013
Principal activities	Investment holding
Hollysys International Pte Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hollysys International Pte Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollycon (Italy) Pte. Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollycon (Italy) Pte. Ltd. ("Hollycon Italy")
Place of incorporation	Italy
Date of incorporation	Dec. 15, 2014
Principal activities	Manufacture and sale of medical automation equipment
Hollycon (Italy) Pte. Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollycon (Italy) Pte. Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	99.00%
Hollysys (Asia Pacific) Pte Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollysys (Asia Pacific) Pte. Limited (“HAP”)
Place of incorporation	Singapore
Date of incorporation	Oct. 23, 1997
Principal activities	Provision of integrated automation products and services
Hollysys (Asia Pacific) Pte Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollysys (Asia Pacific) Pte Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Hollysys Automation India Private Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Hollysys Automation India Private Limited (“HAIP”)
Place of incorporation	India
Date of incorporation	Mar. 31, 2014
Principal activities	Provision of automation products
Hollysys Automation India Private Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Hollysys Automation India Private Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Concord Corporation Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Concord Corporation Pte. Ltd. (“CCPL”)
Place of incorporation	Singapore
Date of incorporation	Mar. 10, 2008
Equity method investment, ownership percentage		100.00%
Principal activities	Provision of mechanical and electrical solutions and installation services
Concord Corporation Pte Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Concord Corporation Pte Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Concord Electrical Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Concord Electrical Pte. Ltd. (“CEPL”)
Place of incorporation	Singapore
Date of incorporation	May 25, 1984
Principal activities	Provision of mechanical and electrical solutions and installation services
Concord Electrical Pte Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Concord Electrical Pte Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Concord Electrical Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Concord Electrical Sdn. Bhd. (“CESB”)
Place of incorporation	Malaysia
Date of incorporation	May 13, 1994
Principal activities	Provision of mechanical and electrical solutions and installation services
Concord Electrical Sdn Bhd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Concord Electrical Sdn Bhd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Concord Solution (Hk) Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Concord Solution (HK) Limited (“CSHK”)
Place of incorporation	Hong Kong
Date of incorporation	May 09, 2012
Principal activities	Provision of mechanical and electrical solutions and installation services
Concord Solution (Hk) Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Concord Solution (Hk) Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Concord M Design and Engineering Company Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Concord M Design and Engineering Company Limited (“CMDE”)
Place of incorporation	Macau
Date of incorporation	Feb. 21, 2013
Principal activities	Provision of mechanical and electrical solutions and installation services
Concord M Design and Engineering Company Limited [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Concord M Design and Engineering Company Limited [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Bond Corporation Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Bond Corporation Pte. Ltd. (“BCPL”)
Place of incorporation	Singapore
Date of incorporation	Nov. 01, 2012
Principal activities	Investment holding
Bond Corporation Pte Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Bond Corporation Pte Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Bond M And E Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Bond M & E Pte. Ltd. (“BMSG”)
Place of incorporation	Singapore
Date of incorporation	Mar. 06, 1981
Principal activities	Provision of mechanical and electrical solutions and installation services
Bond M And E Pte Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Bond M And E Pte Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Bond M And E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Bond M & E Sdn. Bhd. (“BMJB”)
Place of incorporation	Malaysia
Date of incorporation	Oct. 25, 1983
Principal activities	Provision of mechanical and electrical solutions and installation services
Bond M And E Sdn Bhd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Bond M And E Sdn Bhd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Bond M & E (KL) Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Bond M & E (KL) Sdn. Bhd. (“BMKL”)
Place of incorporation	Malaysia
Date of incorporation	Oct. 24, 1989
Principal activities	Provision of mechanical and electrical solutions and installation services
Bond M & E (KL) Sdn Bhd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Bond M & E (KL) Sdn Bhd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	100.00%
Beijing Hollycon Medicine Technology Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Beijing Hollycon Medicine & Technology Co., Ltd. (“Hollycon”)
Place of incorporation	PRC
Principal activities	Manufacture and sale of medical automation equipment
Beijing Hollycon Medicine Technology Co Ltd [Member] | Direct [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	0.00%
Beijing Hollycon Medicine Technology Co Ltd [Member] | Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity method investment, ownership percentage	51.00%